SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assumptions for Binomial Option Pricing Model) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	86.00%	76.00%	71.00%
Risk-free interest	0.51%	1.47%	2.89%
Contractual term	10 years	10 years	10 years
Forfeiture rate	0.00%	0.00%	0.00%